Other Receivables and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Other Receivables and Other Current Assets, Net [Abstract]
Schedule of Other Receivables and Other Current Assets, Net

As of March 31, 2026 and 2025, other receivables and other current assets, net comprised of the following:

	March 31,	March 31,
	2026	2025

Deposits (i)	$610,813	$273,041
Prepaid expenses (ii)	730,627	1,122,403
Prepaid income tax (iii)	75,741	1,812
Right-of-return assets (vi)	257,301	-
GST recoverable (iv)	110,657	209,880
Other receivables (v)	1,018,696	153,809
Less: allowance for credit loss	(149,739)	(27,923)
Total other receivables and other current assets, net	$2,654,096	$1,733,022

(i)	Deposits

The balance of deposits mainly comprised deposits made for rental and utility service of the Company.

(ii)	Prepaid expenses

The balance of prepaid expenses represented prepayment for services, such as subscription fees, advertising expenses, and director & officer insurance.

(iii)	Prepaid income tax

The balance of prepaid income tax represents prepaid estimated income tax from the Company’s Thailand subsidiary.

(iv)	GST recoverable

The balance of GST recoverable represented the amount of GST, which resulted from historical purchasing activities and could be further used for deducting future GST in Singapore.

(v)	Other receivables

The balance of other receivables mainly represented balance due from vendor for marketing expense paid on behalf, and recoverable claims receivable from suppliers.

(vi)	Right- of- return assets

The balance of right-of-return assets primarily represents amounts recognized in connection with Company’s product return arrangements from hardware, computer accessories and other multi- media products and reflects the estimated recovery of inventory expected to be returned by customers.

Schedule of Movement of Allowance for Credit Loss

Movement of allowance for credit loss for the years ended March 31, 2026, 2025 and 2024 are as follows:

	March 31,	March 31,	March 31,
	2026	2025	2024

Beginning balance	$27,923	$52,949	$3,747
Addition (Recovery)	121,781	(24,093)	49,351
Translation adjustment	35	(933)	(149)
Ending balance	$149,739	$27,923	$52,949